Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	12 Months Ended	16 Months Ended	18 Months Ended	28 Months Ended	30 Months Ended	40 Months Ended	42 Months Ended	52 Months Ended	54 Months Ended	64 Months Ended	66 Months Ended	76 Months Ended	78 Months Ended	88 Months Ended	100 Months Ended
	May 10, 2019	Jun. 19, 2017	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000186112
Account Value [Line Items]
Line Graph and Table Measure Name					Invenomic Fund
Accumulated Value		$ 50,000	$ 51,100			$ 56,023		$ 60,883		$ 58,412		$ 98,253		$ 155,477		$ 195,635		$ 175,177	$ 166,704
C000211283
Account Value [Line Items]
Line Graph and Table Measure Name					Invenomic Fund
Accumulated Value	$ 50,000,000			$ 50,262,467			$ 48,313,675		$ 81,449,464		$ 129,194,943		$ 163,022,640		$ 146,339,650		$ 139,636,561
C000186113
Account Value [Line Items]
Line Graph and Table Measure Name					Invenomic Fund
Accumulated Value		10,000	10,210			11,154		12,095		11,578		19,461		30,719		38,552		34,442	32,696
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		50,000	52,807			56,429		64,136		69,628		100,022		85,648		93,367		128,421	154,373
S&P Composite 1500 TR
Account Value [Line Items]
Accumulated Value	$ 50,000,000			$ 52,971,862			$ 57,507,229		$ 82,610,742		$ 70,739,147		$ 77,114,215		$ 106,065,730		$ 127,500,408
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000	$ 10,561			$ 11,286		$ 12,827		$ 13,926		$ 20,004		$ 17,130		$ 18,673		$ 25,684	$ 30,875